UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-00005

LORD ABBETT AFFILIATED FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	10/31

Date of reporting period:	7/31/2007

Item 1:           Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2007

		Value
Investments	Shares	(000)
COMMON STOCKS 98.50%

Aerospace 1.40%
Boeing Co. (The)	947,500	$98,000
Raytheon Co.	1,418,538	78,530
Rockwell Collins, Inc.	1,596,131	109,654
Total		286,184

Agriculture, Fishing & Ranching 0.97%
Monsanto Co.	3,088,105	199,028

Air Transportation 0.77%
Delta Air Lines, Inc.*	8,824,500	157,253

Automobiles 0.49%
General Motors Corp.	3,108,700	100,722

Banks 3.91%
Fifth Third Bancorp	2,714,300	100,131
JPMorgan Chase & Co.	6,941,187	305,482
Marshall & Ilsley Corp.	2,242,552	92,416
PNC Financial Services Group, Inc. (The)	1,185,000	78,980
Regions Financial Corp.	801,201	24,092
SunTrust Banks, Inc.	1,065,557	83,433
Wells Fargo & Co.	3,450,500	116,523
Total		801,057

Beverage: Brewers 1.38%
Anheuser-Busch Cos., Inc.	5,809,625	283,335

Beverage: Soft Drinks 3.67%
Coca-Cola Co. (The)	7,868,028	410,003
Coca-Cola Enterprises Inc.	15,116,109	342,531
Total		752,534

Biotechnology Research & Production 1.38%
Baxter International, Inc.	5,369,853	282,454

Chemicals 0.72%
Praxair, Inc.	1,935,231	148,277

Communications & Media 0.85%
Time Warner Inc.	9,059,986	174,495

Communications Technology 2.40%
Cisco Systems, Inc.*	1,834,300	$53,029
Corning Inc.*	6,411,400	152,848
Juniper Networks, Inc.*	3,208,254	96,119
Motorola, Inc.	1,937,020	32,910
QUALCOMM Inc.	3,750,555	156,211
Total		491,117

Computer Services, Software & Systems 2.75%
Adobe Systems Inc.*	1,214,400	48,928
Microsoft Corp.	9,488,300	275,066
Oracle Corp.*	12,475,238	238,527
Total		562,521

Computer Technology 5.71%
Hewlett-Packard Co.	7,425,217	341,783
International Business Machines Corp.	1,564,000	173,056
Network Appliance, Inc.*	3,086,200	87,463
NVIDIA Corp.*	1,290,600	59,058
Sun Microsystems, Inc.*	99,718,986	508,567
Total		1,169,927

Consumer Electronics 0.35%
Yahoo! Inc.*	3,081,294	71,640

Copper 1.42%
Freeport-McMoRan
Copper & Gold Inc.	3,091,560	290,545

Diversified Financial Services 8.60%
Bank of New York Mellon Corp.	18,017,914	766,662
Citigroup, Inc.	17,180,300	800,087
Discover Financial Services*	247,000	5,693
MetLife, Inc.	806,385	48,560
Morgan Stanley	2,199,900	140,508
Total		1,761,510

Drug & Grocery Store Chains 2.76%
Kroger Co. (The)	11,423,682	296,559
SUPERVALU INC.	6,454,713	268,968
Total		565,527

See Notes to Schedule of Investments.                                                                     1

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2007

		Value
Investments	Shares	(000)
Drugs & Pharmaceuticals 8.10%
Abbott Laboratories	7,262,646	$368,143
Bristol-Myers Squibb Co.	8,740,782	248,326
Eli Lilly & Co.	2,572,247	139,133
Novartis AG ADR	3,470,344	187,225
Teva Pharmaceutical Industries Ltd. ADR	9,217,234	387,308
Wyeth	6,763,763	328,178
Total		1,658,313

Electrical Equipment & Components 1.39%
Emerson Electric Co.	6,064,154	285,440

Electronics: Semi-Conductors/Components 3.06%
Altera Corp.	5,310,300	123,199
Microchip Technology, Inc.	4,448,744	161,534
Micron Technology, Inc.*	159,400	1,892
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	11,290,456	114,598
Texas Instruments Inc.	6,404,100	225,360
Total		626,583

Financial: Miscellaneous 1.95%
Fannie Mae	5,505,173	329,430
MBIA, Inc.	1,227,811	68,880
Total		398,310

Foods 2.72%
Kraft Foods Inc. Class A	15,032,744	492,322
Wm. Wrigley Jr. Co.	1,131,400	65,259
Total		557,581

Gold 1.42%
Barrick Gold Corp. (Canada)(a)	8,856,303	291,372

Health & Personal Care 2.07%
CVS Corp.	12,063,575	424,517

Insurance: Life 0.01%
Prudential Financial, Inc.	21,200	1,879

Insurance: Multi-Line 3.54%
American International Group, Inc.	8,134,263	$522,057
AON Corp.	5,059,144	202,568
Total		724,625

Investment Management Companies 0.50%
Oaktree Capital Management, LLC*	3,100,000	103,075

Machinery: Construction & Handling 0.88%
Caterpillar Inc.	2,272,318	179,059

Machinery: Oil Well Equipment & Services 1.44%
Baker Hughes Inc.	26,100	2,063
Schlumberger Ltd. (Netherlands)(a)	2,204,427	208,804
Smith International, Inc.	1,357,990	83,394
Total		294,261

Medical & Dental Instruments & Supplies 0.41%
Boston Scientific Corp.*	6,327,814	83,211

Metals & Minerals Miscellaneous 0.59%
BHP Billiton Ltd. ADR	1,878,260	119,795

Miscellaneous: Consumer Staples 0.58%
Diageo plc ADR	1,452,902	118,673

Multi-Sector Companies 4.09%
Eaton Corp.	640,401	62,234
Fortune Brands, Inc.	263,800	21,447
General Electric Co.	19,433,811	753,255
Total		836,936

Oil: Crude Producers 0.52%
Devon Energy Corp.	1,435,500	107,103

Oil: Integrated Domestic 0.54%
Occidental Petroleum Corp.	1,945,800	110,366

Oil: Integrated International 5.35%
Exxon Mobil Corp.	12,873,992	1,095,963

See Notes to Schedule of Investments.                                                                     2

Schedule of Investments (unaudited)(concluded)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2007

		Value
Investments	Shares	(000)
Paper 1.10%
International Paper Co.	6,079,993	$225,385

Radio & TV Broadcasters 0.69%
News Corp. Class B	6,250,607	141,639

Rental & Leasing Services: Consumer 1.14%
Hertz Global Holdings, Inc.*	10,424,870	233,413

Retail 2.14%
Macy’s, Inc.	2,035,487	73,420
Wal-Mart Stores, Inc.	7,953,484	365,463
Total		438,883

Securities Brokerage & Services 0.40%
Charles Schwab Corp. (The)	4,095,300	82,438

Services: Commercial 1.77%
IAC/InterActiveCorp.*	9,795,211	281,515
Waste Management, Inc.	2,155,961	81,991
Total		363,506

Soaps & Household Chemicals 3.37%
Colgate-Palmolive Co.	1,607,500	106,095
Procter & Gamble Co. (The)	9,459,567	585,169
Total		691,264

Textiles Apparel Manufacturers 0.81%
J. Crew Group, Inc.*(b)	3,307,428	166,364

Tires & Rubber 0.10%
Goodyear Tire & Rubber Co. (The)*	716,743	20,585

Transportation: Miscellaneous 0.13%
United Parcel Service, Inc. Class B	349,500	26,464

Utilities: Electrical 3.71%
FPL Group, Inc.	3,312,813	191,249
PG&E Corp.	5,711,454	244,507
PPL Corp.	4,445,241	209,549
Progress Energy, Inc.	2,647,440	115,587
Total		760,892

Utilities: Gas Distributors 0.66%
Spectra Energy Corp.	5,321,386	135,536

Utilities: Telecommunications 3.79%
AT&T Inc.	17,650,675	$691,200
Verizon Communications, Inc.	2,017,974	86,006
Total		777,206

Total Common Stocks (cost $17,211,443,407)		20,178,763

SHORT-TERM INVESTMENT 0.36%

	Principal
	Amount
	(000)

Repurchase Agreement
Repurchase Agreement dated 7/31/2007, 4.67% due 8/1/2007 with State Street Bank & Trust Co. collateralized by $74,365,000 of Federal Home Loan Bank at 5.50% due 3/13/2009 and 6/11/2009; value: $75,775,175; proceeds: $74,296,791 (cost $74,287,154)	$74,287	$74,287

Total Investments in Securities 98.86% (cost $17,285,730,561)		20,253,050
Cash and Other Assets in Excess of Liabilities 1.14%		233,731
Net Assets 100.00%		$20,486,781

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Affiliated issuer (holding represents 5% or more of the underlying issuer’s outstanding voting shares). (See Note 4.)

See Notes to Schedule of Investments.                                                                     3

Notes to Schedule of Investments (unaudited)

1.  ORGANIZATION

Lord Abbett Affiliated Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “Act”) as a diversified, open-end management investment company. The Fund was organized in 1934 and was reincorporated under Maryland law on November 26, 1975.

The Fund’s investment objective is to seek long-term growth of capital and income without excessive fluctuations in market value.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation—Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)	Security Transactions—Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)

Foreign Transactions—The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded.

(d)

Repurchase Agreements—The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3.  FEDERAL TAX INFORMATION

As of July 31, 2007, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$17,288,126,095
Gross unrealized gain	3,287,303,005
Gross unrealized loss	(322,379,562)
Net unrealized security gain	$2,964,923,443

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

4.  TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which the Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. The Fund had the following transactions with affiliated issuers during the nine-month period ended July 31, 2007:

Affiliated Issuer	Balance of Shares Held at 10/31/2006	Gross Additions	Gross Sales	Balance of Shares Held at 7/31/2007	Value at 7/31/2007	Net Realized Gain (Loss) 11/1/2006 to 7/31/2007	Dividend Income 11/1/2006 to 7/31/2007
J Crew Group Inc.	-	3,307,428	-	3,307,428	$166,363,628	-	-

1

Notes to Schedule of Investments (unaudited)(concluded)

5.  INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large value stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market. Due to its investments in multinational companies, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund’s performance.

2

Item 2:           Controls and Procedures.

(a)   Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:           Exhibits.

(i)    Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT AFFILIATED FUND, INC.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date:  September 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: September 24, 2007